Stockholders' Equity (Changes In Accumulated Other Comprehensive Loss Due To Derivative Instruments And Hedging Activities) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Beginning balance	$ (97)	$ (170)
Unrealized gain on interest rate swaps, net of taxes of $(45) and $(59), respectively	97	73
Ending balance	$ 0	$ (97)